Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (Loss) ($)
2023	2,095,988	1,592,883	1,309,364	1,205,267	9	(179,817,000)
2022	7,262,410	(1,906,300)	2,875,322	(383,116)	22	(229,378,000)
2021	4,751,620	6,341,899	2,238,213	2,476,103	117	(234,004,000)

Named Executive Officers, Footnote	The PEO in all reporting years is Faheem Hasnain. The non-PEO NEOs in the 2023 reporting year are Bryan Giraudo and Bob Smith. The non-PEO NEOs in the 2022 reporting year are Bryan Giraudo and Richard Aranda, M.D. The non-PEO NEOs in the 2021 reporting year are Bryan Giraudo and Christian Waage.
PEO Total Compensation Amount	$ 2,095,988	$ 7,262,410	$ 4,751,620
PEO Actually Paid Compensation Amount	$ 1,592,883	(1,906,300)	6,341,899
Adjustment To PEO Compensation, Footnote	Amounts represent CAP to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). CAP to our NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,856,060)	$(1,620,732)	$(6,359,885)	$(2,217,405)	$(1,185,725)	$(887,420)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,180,410	1,709,382	1,114,194	381,335	1,163,964	697,241
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,178,667	110,943	(2,681,136)	(1,182,532)	(454,994)	(64,086)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	87,262	38,297	(1,241,883)	(239,836)	(26,350)	57,086
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(48,564)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	141,646
TOTAL ADJUSTMENTS	$1,590,279	$237,890	$(9,168,710)	$(3,258,438)	$(503,105)	$(104,097)
(a) The fair value of stock options reported for CAP purposes in the Adjustments table is estimated using a Black-Scholes and Monte Carlo option pricing models. These models uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options (other than Mr. Hasnain’s performance-based options) included in the adjustments calculation are as follows:

Year	2021	2022	2023
Volatility	72.43 - 77.32%	62.29 - 77.22%	62.34 - 131.17%
Expected life (in years)	2.46 - 5.79 years	2.09 - 5.79 years	1.96 - 6.01 years
Expected dividend yield	—%	—%	—%
Risk-free rate	0.17 - 1.35%	0.73 - 4.72%	3.37 - 5.04%
The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2023, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s common stock price as of December 29, 2023 of $0.91; a six-year continuously compounded equivalent risk-free rate of 3.86%; an expected stock price volatility of 103.89%; a dividend yield of 0%; and an expected term of approximately 6 years.

Non-PEO NEO Average Total Compensation Amount	$ 1,309,364	2,875,322	2,238,213
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,205,267	(383,116)	2,476,103
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent CAP to our PEO and the average CAP to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). CAP to our NEOs represents the “Total” compensation reported in the SCT for the applicable fiscal year, as adjusted as follows:

	2021		2022		2023
Adjustments(a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,856,060)	$(1,620,732)	$(6,359,885)	$(2,217,405)	$(1,185,725)	$(887,420)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	4,180,410	1,709,382	1,114,194	381,335	1,163,964	697,241
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	1,178,667	110,943	(2,681,136)	(1,182,532)	(454,994)	(64,086)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	87,262	38,297	(1,241,883)	(239,836)	(26,350)	57,086
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(48,564)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	141,646
TOTAL ADJUSTMENTS	$1,590,279	$237,890	$(9,168,710)	$(3,258,438)	$(503,105)	$(104,097)
(a) The fair value of stock options reported for CAP purposes in the Adjustments table is estimated using a Black-Scholes and Monte Carlo option pricing models. These models uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The assumptions used in estimating fair value for options (other than Mr. Hasnain’s performance-based options) included in the adjustments calculation are as follows:

Year	2021	2022	2023
Volatility	72.43 - 77.32%	62.29 - 77.22%	62.34 - 131.17%
Expected life (in years)	2.46 - 5.79 years	2.09 - 5.79 years	1.96 - 6.01 years
Expected dividend yield	—%	—%	—%
Risk-free rate	0.17 - 1.35%	0.73 - 4.72%	3.37 - 5.04%
The assumptions used in estimating the fair value of Mr. Hasnain’s performance-based options granted in May 2023, which contain both service-based and market-based vesting conditions, as of the last day of 2023, was determined using the Geometric Brownian Motion/Monte Carlo model and the following assumptions: the company’s common stock price as of December 29, 2023 of $0.91; a six-year continuously compounded equivalent risk-free rate of 3.86%; an expected stock price volatility of 103.89%; a dividend yield of 0%; and an expected term of approximately 6 years.

Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR
The graphs below reflect the relationship between the PEO and Average Non-PEO NEO CAP and the company’s cumulative indexed Total Shareholder Return, or TSR, (assuming an initial fixed investment of $100) for the fiscal years ended December 31, 2021, 2022 and 2023:

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income (Loss)
The graph below reflects the relationship between the PEO and Average Non-PEO NEO CAP and the company’s Net Income (Loss) for the fiscal years ended December 31, 2021, 2022 and 2023:

Total Shareholder Return Amount	$ 9	22	117
Net Income (Loss)	$ (179,817,000)	$ (229,378,000)	$ (234,004,000)
PEO Name	Faheem Hasnain
Fair Value Assumptions, Volatility Rate, Minimum	62.34%	62.29%	72.43%
Fair Value Assumptions, Volatility Rate, Maximum	131.17%	77.22%	77.32%
Fair Value Assumptions, Expected Term, Minimum	1 year 11 months 15 days	2 years 1 month 2 days	2 years 5 months 15 days
Fair Value Assumptions, Expected Term, Maximum	6 years 3 days	5 years 9 months 14 days	5 years 9 months 14 days
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate, Minimum	5.04%	4.72%	0.17%
Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.37%	0.73%	1.35%
Faheem Hasnain [Member]
Pay vs Performance Disclosure
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Common Stock Price				$ 0.91
Fair Value Assumptions, Risk Free Interest Rate	3.86%
Fair Value Assumptions, Volatility Rate	103.89%
Fair Value Assumptions, Expected Term	6 years
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (503,105)	$ (9,168,710)	$ 1,590,279
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,185,725)	(6,359,885)	(3,856,060)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,163,964	1,114,194	4,180,410
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,994)	(2,681,136)	1,178,667
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,350)	(1,241,883)	87,262
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,097)	(3,258,438)	237,890
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(887,420)	(2,217,405)	(1,620,732)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	697,241	381,335	1,709,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,086)	(1,182,532)	110,943
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,086	(239,836)	38,297
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,564)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 141,646	$ 0	$ 0